Average Annual Total Returns - Investor A, Institutional - iShares S&P 500 Index Fund	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	18.04%
5 Years	14.83%
10 Years	13.45%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	17.58%
5 Years	14.31%
10 Years	12.97%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.91%
5 Years	11.81%
10 Years	11.16%
Institutional Shares
Average Annual Return:
1 Year	18.34%
5 Years	15.11%
10 Years	13.74%